Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2018-1, Student Loan-Backed Securities (the “Securities”) — Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in two electronic data files entitled “2018-1 Loan Tape 20171231 Pt 1.xlsx” and “2018-1 Loan Tape 20171231 Pt 2.xlsx” (together, the “Data File”) provided to us by the Company, on February 2, 2018, containing information on 64,485 student loans and their attributes as of December 31, 2017 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of the Securities. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•                  The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•                  The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•                  The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•                  The term “Oakdale Student Loans” means loans identified as “OAKDALE” in the “Client Code” field in the Data File.

•                  The term “ECMC Student Loans” means loans identified as “ECMC GROUP” in the “Client Code” field in the Data File.

•                  The term “CLASS System” means Navient Solutions, LLC’s servicing system, for student loans serviced by Navient Solutions, LLC, on behalf of the Company.

•                  The term “GUARANTEE System” means the Company’s servicing system.

•                  The term “ECMC Lookup Code Document” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and School Type information. The ECMC Lookup Code Document is attached hereto as Exhibit B.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•                  The term “ECMC Interest Rate Document” means a PDF document provided by the Company containing interest rate calculation information issued by the U.S. Department of Education dated June 27, 2017. The ECMC Interest Rate Document is attached hereto as Exhibit C.

•                  The term “Loan Files” means any file containing some or all of the following documents: #111 ACCT BALANCE Screen, #128 BORROWER CRITICAL DATA UPDATE Screen, #133 MONETARY HISTORY Screen, #135 EFFECTIVE STATUS HISTORY Screen, #151 BORROWER CORRESPONDENCE HISTORY Screen, and #155 CRITICAL CHANGES DETAIL HISTORY Screen within the CLASS System, and Loan Overview and Disbursements Screen and ECMC SQL Query Screen within the GUARANTEE System, ECMC Lookup Code Document, and ECMC Interest Rate Document. The Company represented that Loan File was either the original Loan File, a copy of the original Loan File, or a copy of electronic records contained within the GUARANTEE System or the CLASS System. We make no representation regarding the validity, enforceability, or authenticity of any information in the Loan Files.

I.                The Selected Student Loans

The Company instructed us to select a random sample of 83 Oakdale Student Loans and a random sample of 17 ECMC Student Loans from the Data File (the “Selected Student Loans”).  A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of Student Loans that we were instructed to randomly select from the Data File.

II.          The Data File

For each Selected Student Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information appearing in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from Data File to the documents or other information contained in the Loan Files, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File / Instructions

Origination Date	“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System

Loan Type

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and the ECMC Lookup Code Document. We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding Loan Type Description on the ECMC Lookup Code Document. If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized. The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Data File.

Interest Rate Type

ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document based on the Loan Type in the Data File, and (ii) identify if the First Disbursement Date in the Data File was included in the “First Disbursement Made on or After” or “First Disbursement Made Before” fields (the “First Disbursement Date Range”) in the

Attribute	Loan File / Instructions

ECMC Interest Rate Document. If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document. For Selected Student Loans that are fixed rate (fixed), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen within the CLASS System. For Selected Student Loans that are variable rate (floating), the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document based on the Loan Type in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/16-6/30/2017” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File. In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the Current Statutory Borrower Interest Rate amount in the Data File, we were instructed by the Company to compare the updated interest rate amount noted in the “MESSAGE” field on the #151 BORROWER CORRESPONDENCE HISTORY Screen within the CLASS System to the Current Statutory Borrower Interest Rate in the Data File.

Current Loan Balance

“AMT OUT” field on #111 ACCT BALANCE Screen. In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance amount in the Data File, we were instructed by the Company to compare the latest loan balance amount before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance amount in the Data File.

Remaining Term (Recomputed Remaining Term)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within the CLASS System. We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between the Cutoff Date and the “ANTICPD PIF DT” field on the #111 ACCT BALANCE Screen within the CLASS System. The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Data File.

First Disbursement Date	“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System

Loan Status

“STATUS” field on #111 ACCT BALANCE Screen, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document. We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding

Attribute	Loan File / Instructions

Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the corresponding information contained in the “Loan Status” field in the Data File. In the event the Loan Status Description on the ECMC Lookup Code Document did not agree with the corresponding information contained in the “Loan Status” field in the Data File, we were instructed by the Company to use the latest loan status change information before the Cutoff Date in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System and identify the corresponding Loan Status Description in the ECMC Lookup Code Document. The Company further instructed us to compare the identified Loan Status Description stated on the ECMC Lookup Code Document to the corresponding information contained in the “Loan Status” field in the Data File. Alternatively, in the event the Loan Status description on the ECMC Lookup Code Document did not agree with the corresponding information contained in the “Loan Status” field in the Data File, the Company instructed us to compare the loan status in the “status_1” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Data File.

School Type

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System and Loan Overview and Disbursements Screen within the GUARANTEE System. We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen within the CLASS System to the “School Code” field in the ECMC Lookup Code Document. We were further instructed by the Company to compare the resulting School Type to the School Type in the Data File. In the event the School Type did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen within the GUARANTEE System to the “School Code” field in the ECMC Lookup Code Document. We were further instructed by the Company to compare the resulting School Type to the School Type in the Data File.

First Repayment Date	“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System

Last Payment Date

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System. We were instructed by the Company to consider Last Payment Date to be not applicable (identified as “blank” in the “LAST_PAYMENT_DATE” field in the Data File) if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen within the CLASS System was zero. In the event the Last Payment Date in the “LAST BR PMT RECVD” field did not agree with the Last Payment Date in the Data File, we were instructed by the Company to compare the Last Payment Date on or before the Cutoff Date in the “TRAN EFF DATE” field on the #133 MONETARY HISTORY Screen within CLASS System to the Last Payment Date in the Data File.

Anticipated Payoff Date	“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE

Attribute	Loan File / Instructions

System. In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Data File, we were instructed by the Company to compare the payoff date on or before the Cutoff Date in the “antic_payoff_dt” field on the ECMC SQL Query Screen within the GURANTEE System to the Anticipated Payoff Date in the Data File.

Guarantor	“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

State

“ST” field on #111 ACCT BALANCE Screen within the CLASS System. In the event the State in the “ST” field did not agree with the State in the Data File, we were instructed by the Company to compare the state on or before the Cutoff Date in the “CRITICAL CHANGE-PREVIOUS VALUE” field on the #155 CRITICAL CHANGES DETAIL HISTORY Screen within CLASS System to the State in the Data File.

Subsidy Indicator

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System. We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen within the CLASS System was greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen within the CLASS System was greater than $0.00.

The information regarding the Selected Student Loans was found to be in agreement with the respective information appearing in the Loan Files. There were no conclusions that resulted from the procedures.

This agreedupon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Loan Files, and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Data File or the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the assetbacked security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA

February 15, 2018

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2018A001	26	2018A026	51	2018A051	76	2018A076
2	2018A002	27	2018A027	52	2018A052	77	2018A077
3	2018A003	28	2018A028	53	2018A053	78	2018A078
4	2018A004	29	2018A029	54	2018A054	79	2018A079
5	2018A005	30	2018A030	55	2018A055	80	2018A080
6	2018A006	31	2018A031	56	2018A056	81	2018A081
7	2018A007	32	2018A032	57	2018A057	82	2018A082
8	2018A008	33	2018A033	58	2018A058	83	2018A083
9	2018A009	34	2018A034	59	2018A059	84	2018A084
10	2018A010	35	2018A035	60	2018A060	85	2018A085
11	2018A011	36	2018A036	61	2018A061	86	2018A086
12	2018A012	37	2018A037	62	2018A062	87	2018A087
13	2018A013	38	2018A038	63	2018A063	88	2018A088
14	2018A014	39	2018A039	64	2018A064	89	2018A089
15	2018A015	40	2018A040	65	2018A065	90	2018A090
16	2018A016	41	2018A041	66	2018A066	91	2018A091
17	2018A017	42	2018A042	67	2018A067	92	2018A092
18	2018A018	43	2018A043	68	2018A068	93	2018A093
19	2018A019	44	2018A044	69	2018A069	94	2018A094
20	2018A020	45	2018A045	70	2018A070	95	2018A095
21	2018A021	46	2018A046	71	2018A071	96	2018A096
22	2018A022	47	2018A047	72	2018A072	97	2018A097
23	2018A023	48	2018A048	73	2018A073	98	2018A098
24	2018A024	49	2018A049	74	2018A074	99	2018A099
25	2018A025	50	2018A050	75	2018A075	100	2018A100

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

ECMC Lookup Code Document

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator
GB	N	Grad PLUS Loan	GB	N
GS	N	Unsubsidized Stafford Loan	SU	N
GS	S	Subsidized Stafford	SF	Y
PL	N	PLUS Loan	PL	N
SL	N	SLS Loan	SL	N
SM	N	Unsubsidized Consolidation	CL	N
SM	S	Subsidized Consolidation	CL	Y

Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

Exhibit B

School ID	School Name	Navient School Type	School Type per Data File
001079	YAVAPAI COLLEGE	2	2-Year
001125	CA BAPTIST UNIVERSITY	4	4-Year
001143	CALIFORNIA POLYTECHNIC STATE UNIVERSITY	4	4-Year
001144	CALIF STATE POLY U POMONA	4	4-Year
001150	CALIF STATE U SACRAMENTO	4	4-Year
001155	SAN JOSE STATE UNIVERSITY	4	4-Year
001185	COLLEGE OF THE REDWOODS	2	2-Year
001206	GOLDEN WEST COLLEGE COAST CC	2	2-Year
001292	SOLANO COMMUNITY COLLEGE	2	2-Year
001409	SAINT JOSEPH COLLEGE	4	4-Year
001534	FL METRO UNIVERSITY	4	4-Year
001709	LINCOLN COLLEGE	4	4-Year
001724	MILLIKIN UNIVERSITY	4	4-Year
001746	ROBERT MORRIS COLLEGE	4	4-Year
002010	LOUISIANA STATE UNIVERSITY & AG & MECH	4	4-Year
002058	ANNE ARUNDEL COMMUNITY COLLEGE	2	2-Year
002863	SUNY, CORNING COMMUNITY COLLEGE	2	2-Year
003191	CONCORDIA UNIVERSITY	4	4-Year
003193	EASTERN OREGON UNIVERSITY	4	4-Year
003417	ALLEN UNIVERSITY	4	4-Year
003425	CLEMSON UNIVERSITY	4	4-Year
003427	COKER COLLEGE	4	4-Year
003435	LANDER UNIVERSITY	4	4-Year
003449	UNIVERSITY OF SOUTH CAROLINA AT AIKEN	4	4-Year
003487	EAST TENNESSEE STATE UNIVERSITY	4	4-Year
003510	MIDDLE TENNESSEE STATE UNIVERSITY	4	4-Year
003522	TENNESSEE STATE UNIVERSITY	4	4-Year
003689	LYNDON STATE COLLEGE	4	4-Year
003696	UNIVERSITY OF VERMONT & STATE	4	4-Year
003712	TIDEWATER COMMUNITY COLLEGE	2	2-Year
003767	VIRGINIA WESLEYAN COLLEGE	4	4-Year
003991	GREENVILLE TECHNICAL COLLEGE	2	2-Year
004004	JOHN TYLER COMMUNITY COLLEGE	2	2-Year
004586	KAPLAN UNIVERSITY	4	4-Year
004878	CLACKAMAS COMMUNITY COLLEGE	2	2-Year
004920	TRIDENT TECHNICAL COLLEGE	2	2-Year
004992	MILLER-MOTTE TECHNICAL COLLEGE	2	2-Year
006835	DYERSBURG STATE COMMUNITY COLLEGE	2	2-Year
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	4	4-Year
007289	CENTRAL WYOMING COLLEGE	2	2-Year
007586	REMINGTON COLLEGE - TAMPA CAMPUS	4	4-Year
007759	LINCOLN TECHNICAL INSTITUTE	2	2-Year
008221	UNIVERSAL TECHNICAL INSTITUTE	2	2-Year
008244	JOHNSON COUNTY COMMUNITY COLLEGE	2	2-Year
008651	WILFRED ACAD -HAIR & BTY	T	Proprietary
009157	WYOMING TECHNICAL INSTITUTE	2	2-Year
009828	EVEREST INSTITUTE	2	2-Year
010727	DEVRY UNIVERSITY	4	4-Year
011005	KAPLAN COLLEGE	2	2-Year
011121	BRYMAN COLLEGE	T	Proprietary
012783	OSWEGO COUNTY BOCES ADULT CAREERS CENTER	T	Proprietary
020551	HAWAII SCH OF BUSINESS	2	2-Year
020757	BRIARCLIFF COLLEGE	4	4-Year
020988	UNIVERSITY OF PHOENIX	4	4-Year
021136	AMERICAN INTERCONTINENTAL UNIVERSITY	4	4-Year
021218	EVEREST INSTITUTE	2	2-Year
021603	INTERNATIONAL ACADEMY OF DESIGN AND TECHNOLOGY	4	4-Year

Exhibit B

School ID	School Name	Navient School Type	School Type per Data File
022506	EVEREST COLLEGE	4	4-Year
023385	GLENDALE CAREER COLLEGE	2	2-Year
025973	SOUTH BAYLO UNIVERSITY	4	4-Year
026068	CAREER TECHNICAL COLLEGE	2	2-Year
026164	SANFORD-BROWN INSTITUTE	2	2-Year
030627	PLATT COLLEGE	4	4-Year
031258	PREMIERE CAREER COLLEGE	T	Proprietary
037974	CAREER CARE INSTITUTE	T	Proprietary

Exhibit C

ECMC Interest Rate Document

FFEL “Converted” Variable-rate Stafford Loan Interest Rates for the Period July 1, 2017 through June 30, 2018

(Loans That Were Subject to the “Windfall Profits” Provisions of §427A(i) of the HEA)

(Table 1)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Loan/ Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/17 – 6/30/2018
8/10% Loans (SD/XB FVAR10)	7-1-88 and 7-23-92 (new borrowers)	7-23-92 10-1-92	§427A(i)(1) §427A(i)(7)(A)	0.98%	3.25%	4.23%	10%	4.23%
7% Loans (SD/XB FVAR7) (SE/XE FVAR7) (old borrowers)	7-23-92 SD/XB 10-1-92 SE/XE	10-1-92 SD/XB 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.98%	3.1%	4.08%	7%	4.08%
8% Loans (SD/XB FVAR8) (SE/XE FVAR8) (old borrowers)	7-23-92 SD/XB 10-1-92 SE/XE	10-1-92 SD/XB 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.98%	3.1%	4.08%	8%	4.08%
9% Loans (SD/XB FVAR9) (SE/XE FVAR9) (old borrowers)	7-23-92 SD/XB 10-1-92 SE/XE	10-1-92 SD/XB 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.98%	3.1%	4.08%	9%	4.08%
8/10% Loans (SD/XB FVARX) (SE/XE FVAR10) (old borrowers)	7-23-92 SD/XB 10-1-92 SE/XE	10-1-92 SD/XB 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.98%	3.1%	4.08%	10%	4.08%

Page 1	June 27, 2017

Exhibit C

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2017 through June 30, 2018

(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/17 – 6/30/2018
“New” Borrower (SE/XE EVAR)	10/1/92	7/1/94	§427A(e)(1)		0.98%	3.1%	4.08%	9%	4.08%
“New” Borrower (SE/XE EVAR)	7/1/94 (for a period of enrollment ending prior to 7/1/94)		§427A(e)(1)		0.98%	3.1%	4.08%	9%	4.08%
All Borrowers (regardless of prior borrowing) (SG/XG EVAR)	7/1/94 (for a period of enrollment that includes or begins on or after 7/1/94)	7/1/95	§427A(f)(1)		0.98%	3.1%	4.08%	8.25%	4.08%

Page 2	June 27, 2017

Exhibit C

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2017 through June 30, 2018

(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/17 – 6/30/2018
All Borrowers (regardless of prior borrowing)	7/1/95	7/1/98	§427A(g)(2) (SH/XH EVAR)	In-school, grace and deferment periods	0.98%	2.5%	3.48%	8.25%	3.48%
			§427A(f)(I) (SG/XG EVAR)	All other periods	0.98%	3.1%	4.08%	8.25%	4.08%
All Borrowers (regardless of prior borrowing)	7/1/98	7/1/2006	§427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE/ LA/LE/XM EVAR)	In-school, grace and deferment periods	0.98%	1.7%	2.68%	8.25%	2.68%
			§427A(j)(1) §427A(k)(1) (SK/XK/CB/CF/ LB/LF/XN EVAR)	All other periods	0.98%	2.3%	3.28%	8.25%	3.28%

Page 3	June 27, 2017

Exhibit C

FFEL Variable-rate PLUS and SLS Loan Interest Rates for the Period July 1, 2017 through June 30, 2018

(Table 3)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Loan	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	One-year Constant Maturity	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/17 – 6/30/2018
PLUS/SLS* (SD/XB VAR)		10/1/92	§427A(c)(4)(B)		1.22%	3.25%	4.47%	12%	4.47%
SLS* (SE/XE EVAR)	10/1/92 (for a period of enrollment beginning prior to 7/1/94)		§427A(c)(4)(D)		1.22%	3.1%	4.32%	11%	4.32%
PLUS* (SE/XE EVAR)	10/1/92	7/1/94	§427A(c)(4)(D)		1.22%	3.1%	4.32%	10%	4.32%
PLUS (SG/XG EVAR)	7/1/94	7/1/98	§427A(c)(4)(E)		1.22%	3.1%	4.32%	9%	4.32%
PLUS* (SH/XH EVAR)	7/1/98	1/1/2000	§427A(j)(3) §427A(k)(3)	0.98%		3.1%	4.08%	9%	4.08%
PLUS (CD/XQ/CH/ LD/LH/XP EVAR)	1/1/2000	7/1/2006	§427A(k)(3)	0.98%		3.1%	4.08%	9%	4.08%

*         These loans will not be subject to special allowance payments during the four quarters ending 9/30/17, 12/31/17, 3/31/2018, and 6/30/2018. See Sections 438(b)(2)(C)(i); 438(b)(2)(C)(ii); 438(b)(2)(G)(v); and 438(b)(2)(H)(v) of the Higher Education Act of 1965, as amended.

Page 4	June 27, 2017

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2017 through June 30, 2018

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
	7/1/94			§428C(c)(1)(B)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded to the nearest whole percent, but may not be less than 9 percent.
7/1/94 (SE)			11/13/97	§428C(c)(1)(C)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded upward to the nearest whole percent.

Page 5	June 27, 2017

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2017 through June 30, 2018

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
		11/13/97 (SG/XG EVAR)	10/1/98	§427A(f) §428C(c)(1)(D)	The interest rate is determined annually, and equals the bond equivalent rate of 91-Day Treasury Bills auctioned on the final auction held before June lst of each year, plus 3.10 percent. The interest rate may not exceed the maximum rate. (For the period July 1, 2017 through June 30, 2018 the interest rate for these loans is 0.98 percent plus 3.10 percent or 4.08 percent.)	8.25%
		10/1/98 (SL/XL/CC/CG/CK/LC/ LG/LK/XO)	6/30/2010	§427A(k)(4)(A) §428C(c)(1)(A)	The interest rate is the weighted average of the interest rates on the loans being consolidated, rounded to the nearest higher 1/8th of one percent. The interest rate may not exceed the maximum rate.	8.25%

Page 6	June 27, 2017

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2017 through June 30, 2018

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
HEAL Portion of the Consolidation Loan		11/13/97	6/30/2010	§428C(d)(2)(B)

The interest rate for the HEAL portion of the consolidation loan is determined annually, and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auctioned for the quarter ending June 30, plus 3.0 percent. There is no maximum rate on this portion of the loan. (For the period July 1, 2017 through June 30, 2018 the interest rate for these loans is 0.92 percent plus 3.00 percent or 3.92 percent.)

N/A

Page 7	June 27, 2017

Exhibit C

Loans First Disbursed on or After July 1, 2006 have Fixed Rates:

LOAN TYPE	GRADE LEVEL	First Disbursed July 1, 2006 through June 30, 2008	First Disbursed July 1, 2008 through June 30, 2009	First Disbursed July 1, 2009 through June 30, 2010
Subsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.00	5.60
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
Unsubsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
	Graduate (CE/CF/Cl/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
PLUS Loans	Parent and Grad Student (CH/CM/LH/LM)	8.50	8.50	8.50

Page 8	June 27, 2017